Investment Objectives and Goals - Nuveen Equity Long/Short Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Equity Long/Short Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is long-term capital appreciation with low correlation to the U.S. equity market.